INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-	INCOME TAXES

a.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Various industrial programs of the Company have been granted "Approved Enterprise" and "Beneficiary Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Beneficiary Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. Tax-exempt income generated under the Company's Beneficiary Enterprise program will be subject to taxes upon dividend distribution or complete liquidation. The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Beneficiary Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to distribute any dividends to the holders of its Ordinary shares. As of December 31, 2011, tax exempt income incurred up to December 31, 2010 that was not distributed was approximately $ 8,900. Should this amount be distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (currently 25%), and income tax liability of up to approximately $ 2,225 would be incurred as of December 31, 2011.

The Knesset enacted a reform to the Investment Law, effective January 2011. According to the reform a flat tax rate will apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise). Israeli companies which currently benefit from an Approved or Beneficiary Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Beneficiary Enterprise status.

Commencing 2011, the Company elected to apply the new Preferred Enterprise benefits. Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. The tax rate is 15% in 2011 and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

b.	Corporate tax rates in Israel:

The regular corporate tax rate in Israel in 2009, 2010 and 2011 is 26%, 25% and 24%, respectively. In December 5, 2011 the Knesset passed a law for changing the tax burden, which cancels, among others, the gradual reduction in the rates of the Israeli corporate tax. In addition, the Israeli corporate tax will be increased to 25% starting from 2012. The real capital gains tax was also increased to 25%, accordingly.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

d.
Tax reports filed by the Company in Israel through the year ended December 31, 2008 are considered final. The U.S tax returns of the U.S subsidiaries Smilebox and Incredimail Inc. remain subject to examination by the U.S tax authorities for the tax years beginning on December 31, 2007 and December 31, 2008, respectively.

e.	Tax loss carry-forwards:

Net operating loss carry-forwards as of December 31, 2011 are as follows:

United States *)	$17,053

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2026 up to 2031.

*)
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.	Deferred tax assets, net:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes.

Components of the Company's deferred tax assets (liabilities) are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Employee benefits	$214	$106
Net operating loss carry forwards	-	6,821
Losses on marketable securities	119	-
Other	197	225

Deferred tax assets, before valuation allowance	530	7,152
Valuation allowance	(93)	(4,113)

Total deferred tax assets, net of valuation allowance	437	3,039

Deferred tax liabilities:
Intangible assets	$-	$(2,281)
Deferred revenues	-	(427)
Exempt income *)	(1,305)	-
Capitalized software development costs	-	(85)
Unrealized gain on marketable securities	(26)	-

Total deferred tax liabilities	(1,331)	(2,793)

Deferred tax asset (liability), net	$(894)	$246

Domestic:
Current deferred tax asset, net	-	246
Current deferred tax liability, net	(996)	-
Non-current deferred tax asset, net	102	-

	$(894)	$246

*)	Deferred tax liability recorded in 2010 on the exempt income that the Company did not have the intention to permanently re-invest.

Current deferred tax assets, net, is included within other receivables and prepaid expenses in the balance sheets. Current deferred tax liability, net, is included within accrued expenses and other liabilities in the balance sheets. Non-current deferred tax asset, net is included within other assets on the balance sheets.

g.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2009	2010	2011

Income before taxes on income	$11,558	$11,621	$5,840
Statutory tax rate in Israel	26%	25%	24%

Theoretical income tax expense	$3,005	$2,905	$1,402
Increase (decrease) in tax expenses resulting from:
"Approved Enterprise" benefits	(4)	-	(1,751)
Non-deductible expenses	232	230	78
Previous years taxes	185	-	(156)
Losses and timing differences for which no deferred taxes were recorded	-	-	994
Tax adjustment in respect of different tax rate	-	-	(400)
Losses (gains) from marketable securities and ARSs for which valuation allowance has been provided	22	-	-
Other	105	97	5

Taxes on income	$3,545	$3,232	172
Benefit per Ordinary share, resulting from "Approved Enterprise" status:
Basic	$-	$-	$0.18
Diluted	$-	$-	$0.18

h.	Income taxes are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Deferred tax (benefit) expense	$1,515	$(385)	$(1,140)
Current taxes	1,845	3,617	1,468
Previous years taxes	185	-	(156)

	$3,545	$3,232	$172

i.	Uncertain tax position:

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance at January 1	$1,341	$1,388
Additions for prior year tax positions	-	505
Additions in tax positions for current year	47	258

Balance at December 31	$1,388	$2,151

j.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$11,532	$11,553	$8,325
Foreign - U.S.A	26	68	(2,485)

	$11,558	$11,621	$5,840